8. FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Assets	$ 205	$ 189	$ 244
Liabilities:
Liabilities	9,595	5,059	2,421
Commodity Contracts [Member]
Assets:
Assets	205	189
Liabilities:
Liabilities	115	167
Warrants [Member]
Liabilities:
Liabilities	8,079	4,892	1,921
Conversion Feature [Member]
Liabilities:
Liabilities	1,401
Commodity Contracts [Member]
Assets:
Assets			244
Liabilities:
Liabilities			500
Level 1 [Member]
Assets:
Assets	205	189	244
Liabilities:
Liabilities	115	167	500
Level 1 [Member] | Commodity Contracts [Member]
Assets:
Assets	205	189
Liabilities:
Liabilities	115	167
Level 1 [Member] | Warrants [Member]
Liabilities:
Liabilities
Level 1 [Member] | Conversion Feature [Member]
Liabilities:
Liabilities
Level 1 [Member] | Commodity Contracts [Member]
Assets:
Assets			244
Liabilities:
Liabilities			500
Level 2 [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 2 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 2 [Member] | Warrants [Member]
Liabilities:
Liabilities
Level 2 [Member] | Conversion Feature [Member]
Liabilities:
Liabilities
Level 2 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 3 [Member]
Assets:
Assets
Liabilities:
Liabilities	9,480	4,892	1,921
Level 3 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 3 [Member] | Warrants [Member]
Liabilities:
Liabilities	8,079	4,892	1,921
Level 3 [Member] | Conversion Feature [Member]
Liabilities:
Liabilities	1,401
Level 3 [Member] | Commodity Contracts [Member]
Assets:
Assets
Liabilities:
Liabilities